Summary of Significant Accounting Policies - Schedule of Consolidated Balance Sheets Information (Details)	Dec. 31, 2022 USD ($)
Parent including non-VIE subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 84,063,717
Total current assets	329,322,973
Total non-current assets	153,659,303
Total current liabilities	81,505,848
Total non-current liabilities	3,783,457
Total stockholders’ equity	397,692,971
Parent including non-VIE subsidiaries [Member] | Zhejiang Kandi Technologies [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	84,063,717
Total current assets	329,322,973
Total non-current assets	153,659,303
Total current liabilities	81,505,848
Total non-current liabilities	3,783,457
Total stockholders’ equity	397,692,971
VIE [Member] | Zhejiang Kandi Technologies [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents		[1]
Total current assets		[1]
Total non-current assets		[1]
Total current liabilities		[1]
Total non-current liabilities		[1]
Total stockholders’ equity		[1]
Elimination [Member] | Zhejiang Kandi Technologies [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents
Total current assets
Total non-current assets
Total current liabilities
Total non-current liabilities
Total stockholders’ equity
Consolidated [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	84,063,717
Total current assets	329,322,973
Total non-current assets	153,659,303
Total current liabilities	81,505,848
Total non-current liabilities	3,783,457
Total stockholders’ equity	397,692,971
Consolidated [Member] | Zhejiang Kandi Technologies [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	84,063,717
Total current assets	329,322,973
Total non-current assets	153,659,303
Total current liabilities	81,505,848
Total non-current liabilities	3,783,457
Total stockholders’ equity	397,692,971
VIE’s assets and liabilities in consolidated assets and liabilities [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents
Total current assets
Total non-current assets
Total current liabilities
Total non-current liabilities
Total stockholders’ equity

[1]	Effective March 14, 2022, the Company has completed the conversion of Kandi New Energy to a wholly-owned subsidiary of Zhejiang Kandi Technologies and the VIE agreements were terminated. The Company no longer has any VIE as of the date of this report.